PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	2021	2020
Equipment	8,894	8,405
Furniture, fixture, and fittings and other	2,678	2,736
Total gross value	11,572	11,141
Less: accumulated depreciation and amortization	(8,594)	(8,142)
Total	2,978	3,000

Schedule of Finance lease right-of-use assets

	2021	2020
Facilities	290	—
Equipment	220	359
Vehicles and IT equipment	1,497	1,196
Total gross value	2,007	1,554
Less: accumulated depreciation and amortization	1,368	850
Total	639	704